OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME (EXPENSES)
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 396,723	R$ 1,660,295	R$ 435,698